Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Assets [Abstract]
Schedule of Other Current Assets
	December 31
	2024	2023
Governmental institutions	33,972	233,501
Prepaid expenses	322,198	349,632
Deferred contract costs	57,392	68,427
Other current assets	8,357	—
Total	421,919	651,560